Business Segment and Geographical Information	6 Months Ended
Jun. 30, 2026
Segment Reporting [Abstract]
Business Segment and Geographical Information	Business Segment and Geographical Information
The Company is a CRO providing outsourced services on a global basis to pharmaceutical, biotechnology, medical device and government and public health organizations. It specializes in the strategic development, management and analysis of programs that support all stages of the clinical development process - from compound selection to Phase I-IV clinical studies. The Company has the expertise and capability to conduct clinical trials in most major therapeutic areas on a global basis and has the operational flexibility to provide development services on a stand-alone basis or as part of an integrated "full-service" or “blended-service” solution. The Company has expanded through internal growth, together with a number of strategic acquisitions to enhance its expertise and capabilities in certain areas of the clinical development process.

The Company operates as one reportable segment, which is the provision of outsourced development services on a global basis to the pharmaceutical, biotechnology and medical devices industries. During the six months ended June 30, 2026, the Company determined that the Chief Operating Decision Maker (“CODM”) was comprised of the Chief Executive Officer and the Chief Financial Officer. As the Company is managed on a consolidated basis, the CODM evaluates performance and allocates resources based on consolidated net income. The CODM uses consolidated net income, as reported on the Consolidated Statements of Operations, to evaluate income generated from segment assets and for decisions related to the deployment of operating and capital resources. The measure of segment assets is reported on the Consolidated Balance Sheets as total consolidated assets.

The accounting policies of the reportable segment are the same as those described in ICON’s Annual Report on Form 20-F for the year ended December 31, 2025 (see Note 2 Summary of significant accounting policies). In the context of considerations around significant segment expenses, as the expense information that is regularly provided to the CODM is aligned with the respective consolidated expenses for direct costs and selling, general, and administrative expenses, as presented on the Condensed Consolidated Statement of Operations, such expense disclosures are not replicated here. Furthermore, as the Company consists of a single reportable segment, other quantitative disclosures, as required by Topic 280, are as presented on the Consolidated Statement of Operations.

Revenues are allocated to individual entities based on where the work is performed in accordance with the Company's global transfer pricing model. Revenues and income from operations in Ireland are a function of our global contracting model and the Group’s transfer pricing model.

ICON Clinical Research Limited and Accellacare Limited (collectively “ICON Ireland”) acts as the Group entrepreneur under the Company’s global transfer pricing model given its role in the development and management of the Group, its ownership of key intellectual property and customer relationships, its key role in the mitigation of risks faced by the Group and its responsibility for maintaining the Company’s global network. ICON Ireland enters into the majority of the Company’s customer contracts.

ICON Ireland remunerates other operating entities in the Group on the basis of an arm’s length return, in accordance with the 2022 OECD transfer pricing guidelines, for the services they perform in each of their local territories. The arm’s length return for each ICON entity is established to ensure that each of ICON Ireland and the ICON entities that are involved in the conduct of services for customers, earn an appropriate return having regard to their respective functions performed, assets owned, and risks assumed in these intercompany transactions. The arm’s length return is reviewed annually to ensure that it is market appropriate.

The geographic split of revenue disclosed for each region outside Ireland is the arm’s length revenue attributable to these entities. The residual revenues of the Group, once each ICON entity has been paid its respective intercompany service fee, generally fall to be retained by ICON Ireland. As such, revenues and income from operations in Ireland are a function of this global transfer pricing model and comprise revenues of the Group after deducting the arm’s length revenues attributable to the activities performed outside Ireland.

There have been no changes to the overall basis of segmentation or the measurement basis for the segment results since the prior year.
The geographical distribution of the Company’s segment measures for the three and six months ended June 30, 2026 and June 30, 2025 and as at June 30, 2026 and December 31, 2025 is as follows:

a) The distribution of revenue by geographical area was as follows:

	Three Months Ended		Six Months Ended
	June 30, 2026	June 30, 2025	June 30, 2026	June 30, 2025
	(in thousands)
Ireland	$878,389	$902,026	$1,639,749	$1,636,366
Rest of Europe	385,027	360,070	775,874	735,935
U.S.	546,673	573,395	1,189,275	1,245,819
Rest of World	253,397	203,597	492,587	436,288
Total	$2,063,486	$2,039,088	$4,097,485	$4,054,408

b) The distribution of income from operations by geographical area was as follows:

	Three Months Ended		Six Months Ended
	June 30, 2026	June 30, 2025	June 30, 2026	June 30, 2025
	(in thousands)
Ireland	$123,676	$199,606	$248,880	$362,984
Rest of Europe	34,974	7,978	66,699	44,821
U.S.	38,414	72,234	88,112	140,721
Rest of World	23,820	10,178	41,206	27,386
Sub-total	$220,884	$289,996	$444,897	$575,912
Amortization of intangible assets	(50,108)	(59,057)	(100,387)	(118,003)
Loss on disposal of subsidiary undertaking	$(32,947)	$—	$(32,947)	$—
Total	$137,829	$230,939	$311,563	$457,909

c) The distribution of long-lived assets (property, plant and equipment and operating right-of-use assets), net, by geographical area was as follows:

	June 30, 2026	December 31, 2025
	(in thousands)
Ireland	$244,455	$250,566
Rest of Europe	85,091	94,920
U.S.	117,653	122,896
Rest of World	53,087	56,290
Total	$500,286	$524,672